Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 5 – Property and equipment, net

Property and equipment consist of the following:

	December 31, 2017	December 31, 2016

Office equipment and furniture	$130,812	$77,587
Leasehold improvement	52,187	46,360
Subtotal	182,999	123,947
Less: accumulated depreciation and amortization	(99,477)	(37,264)
Total	$83,522	$86,683

Depreciation and amortization expense for the years ended December 31, 2017, 2016 and for the period from November 17, 2015 (inception) to December 31, 2015 amounted to $57,603, $38,973 and $0, respectively.